Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 53,063	$ 64,715	$ 55,268	$ 66,547	$ 33,698	$ 71,361	$ 52,259	$ 49,589	$ 239,593	$ 206,907	$ 177,125
Pension plans and other postretirement benefits:
Prior service cost arising during the period, net of income tax benefit of $471 in 2012 and $462 in 2010									(1,570)	0	(780)
Amortization of prior service cost included in net periodic benefit cost, net of income tax expense of $48 in 2012, $138 in 2011, and $130 in 2010									27	260	257
Actuarial net (loss) gain arising during the period, net of income tax (benefit) expense of $(13,290) in 2012, $(17,052) in 2011, and $3,624 in 2010									(22,721)	(27,577)	6,268
Amortization of actuarial net loss included in net periodic benefit cost, net of income tax expense of $2,331 in 2012, $1,322 in 2011, and $1,487 in 2010									4,066	2,423	2,738
Settlement gain, net of income tax expense of $145 in 2012									436	0	0
Amortization of transition obligation included in net periodic benefit cost, net of income tax expense of $14 in 2012, $13 in 2011, and $5 in 2010									39	40	10
Total pension plans and other postretirement benefits									(19,723)	(24,854)	8,493
Derivative instruments:
Unrealized loss on derivative instruments, net of income tax benefit of $210 in 2012, $1,022 in 2011, and $1,561 in 2010									(330)	(1,605)	(2,451)
Reclassification adjustments for losses on derivative instruments included in net income, net of income tax expense of $569 in 2012, $649 in 2011, and $614 in 2010									893	1,020	964
Total derivative instruments									563	(585)	(1,487)
Foreign currency translation adjustments, net of income tax (benefit) expense of $(1,007) in 2012, $(558) in 2011, and $87 in 2010									7,567	163	(6,042)
Marketable securities:
Unrealized gain on marketable securities, net of income tax expense of $419 in 2012 and $226 in 2011									676	364	0
Reclassification adjustment for gain on marketable securities included in net income, net of income tax benefit of $645 in 2012									(1,040)	0	0
Total marketable securities									(364)	364	0
Other comprehensive (loss) income									(11,957)	(24,912)	964
Comprehensive income									$ 227,636	$ 181,995	$ 178,089